Hedging derivatives - Schedule of average interest and exchange rate of hedging instruments by maturity (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) £ / €	Dec. 31, 2022 EUR (€) £ / $	Dec. 31, 2022 EUR (€) £ / ¥	Dec. 31, 2022 EUR (€) £ / SFr	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2022 EUR (€) ¥ / €	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2022 EUR (€) Kč / €	Dec. 31, 2022 EUR (€) € / £	Dec. 31, 2022 EUR (€) € / $	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2022 EUR (€) ¥ / €	Dec. 31, 2022 EUR (€) kr / €	Dec. 31, 2022 EUR (€) RON / €	Dec. 31, 2022 EUR (€) SFr / €	Dec. 31, 2022 EUR (€) $ / $	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2022 EUR (€) $ / $	Dec. 31, 2022 EUR (€) € / S/	Dec. 31, 2022 EUR (€) € / $	Dec. 31, 2022 EUR (€) R$ / €	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2022 EUR (€) zł / €	Dec. 31, 2021 EUR (€) £ / €	Dec. 31, 2021 EUR (€) £ / $	Dec. 31, 2021 EUR (€) £ / ¥	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2021 EUR (€) ¥ / €	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2021 EUR (€) Kč / €	Dec. 31, 2021 EUR (€) € / £	Dec. 31, 2021 EUR (€) € / $	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2021 EUR (€) ¥ / €	Dec. 31, 2021 EUR (€) kr / €	Dec. 31, 2021 EUR (€) RON / €	Dec. 31, 2021 EUR (€) SFr / €	Dec. 31, 2021 EUR (€) $ / $	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2021 EUR (€) $ / $	Dec. 31, 2021 EUR (€) € / S/	Dec. 31, 2021 EUR (€) € / $	Dec. 31, 2021 EUR (€) R$ / €	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2021 EUR (€) zł / €	Dec. 31, 2021 EUR (€) S/ / $	Dec. 31, 2021 EUR (€) $ / $	Dec. 31, 2021 EUR (€) € / $	Dec. 31, 2021 EUR (€) $ / $	Dec. 31, 2020 EUR (€) £ / €	Dec. 31, 2020 EUR (€) £ / $	Dec. 31, 2020 EUR (€) £ / ¥	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) ¥ / €	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) Kč / €	Dec. 31, 2020 EUR (€) € / £	Dec. 31, 2020 EUR (€) € / $	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) ¥ / €	Dec. 31, 2020 EUR (€) kr / €	Dec. 31, 2020 EUR (€) RON / €	Dec. 31, 2020 EUR (€) SFr / €	Dec. 31, 2020 EUR (€) $ / $	Dec. 31, 2020 EUR (€) $ / $	Dec. 31, 2020 EUR (€) R$ / €	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) zł / €	Dec. 31, 2020 EUR (€) $ / $	Dec. 31, 2020 EUR (€) ر.س / €
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 386,843	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 392,948	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626	€ 360,626
Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	19,019	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	27,317	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056	20,056
One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	30,406	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	20,340	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936	30,936
Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	94,209	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	78,813	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855	101,855
One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	211,876	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	220,577	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387	158,387
More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	31,333	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	45,901	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392	49,392
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	214,473	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	206,957	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260	199,260
Fair value hedges | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	6,588	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132	7,132
Fair value hedges | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	9,811	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	11,786	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221	14,221
Fair value hedges | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	37,723	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	45,119	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897	44,897
Fair value hedges | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	136,223	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	114,828	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343	95,343
Fair value hedges | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	24,128	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	29,678	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667	37,667
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	190,513	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	176,176	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582	181,582
Fair value hedges | Interest rate risk | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	87,529	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	96,018	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351	104,351
Fair value hedges | Interest rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	37,552	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,412	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371	36,371
Fair value hedges | Interest rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	5,120	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	4,324	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616	5,616
Fair value hedges | Interest rate risk | Up to one month | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 2,492	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 3,716	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704	€ 2,704
Fair value hedges | Interest rate risk | Up to one month | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Fair value hedges | Interest rate risk | Up to one month | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Fair value hedges | Interest rate risk | Up to one month | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 1,032	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 14	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073	€ 2,073
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	0.569%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	3.859%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | CZK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | NOK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	2.892%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	4.746%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 8,822	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,978	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667	€ 9,667
Fair value hedges | Interest rate risk | One to three months | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 5,039	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 7,408	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481	€ 8,481
Fair value hedges | Interest rate risk | One to three months | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Fair value hedges | Interest rate risk | One to three months | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Fair value hedges | Interest rate risk | One to three months | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	3.47%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,248	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 1,822	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409	€ 409
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	(0.406%)	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.989%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | CZK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | NOK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%	1.073%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	3.123%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	1.449%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 34,074	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 33,873	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921	€ 39,921
Fair value hedges | Interest rate risk | Three months to one year | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 24,447	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 25,525	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946	€ 30,946
Fair value hedges | Interest rate risk | Three months to one year | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Fair value hedges | Interest rate risk | Three months to one year | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%
Fair value hedges | Interest rate risk | Three months to one year | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 2,348	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 3,038	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165	€ 2,165
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	0.278%	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	(0.031%)	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | CZK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | NOK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.835%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	3.459%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 120,829	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 103,216	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913	€ 90,913
Fair value hedges | Interest rate risk | One year to five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 51,257	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,427	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170	€ 53,170
Fair value hedges | Interest rate risk | One year to five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Fair value hedges | Interest rate risk | One year to five years | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Fair value hedges | Interest rate risk | One year to five years | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 24,115	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 21,507	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430	€ 17,430
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	2.139%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	2.396%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	1.212%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.828%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | CZK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | NOK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	3.181%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	2.737%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	4.211%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%
Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 21,668	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 24,785	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465	€ 35,465
Fair value hedges | Interest rate risk | More than five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 4,294	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 5,942	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050	€ 9,050
Fair value hedges | Interest rate risk | More than five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.78%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%
Fair value hedges | Interest rate risk | More than five years | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%
Fair value hedges | Interest rate risk | More than five years | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 8,809	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 10,031	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294	€ 14,294
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.674%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.532%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | CZK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | NOK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%	2.327%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.374%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 4,492	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 21,238	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037	€ 9,037
Fair value hedges | Exchange rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	3,213	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	13,073	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990	7,990
Fair value hedges | Exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	556	556	556	556	556	556	556	556	556	556	556	556	556	556	556	556	556	556	556	556	556	556	556	556	556	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	598	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516	1,516
Fair value hedges | Exchange rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 250	250	250	250	€ 250	€ 250	€ 250	€ 250	250	250	250	250	250	250	250	250	250	250	250	250	250	250	250	250	250	€ 503	503	503	€ 503	€ 503	503	503	503	503	503	503	€ 503	503	503	503	503	503	503	503	503	503	503	503	503	€ 503	503	503	503	€ 833	833	833	€ 833	€ 833	833	833	833	833	833	833	833	833	833	833	833	833	833	833	833	833	€ 833	€ 833
Average foreign exchange rate	0				1.040	7.172	0	0																		0			1.187	7.859							132.688													0				0			1.165	8.108																	3,628.14	4.484
Fair value hedges | Exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 741	741	741	741	€ 741	€ 741	€ 741	€ 741	741	741	741	741	741	741	741	741	741	741	741	741	741	741	741	741	741	€ 1,712	1,712	1,712	€ 1,712	€ 1,712	1,712	1,712	1,712	1,712	1,712	1,712	€ 1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	1,712	€ 1,712	1,712	1,712	1,712	€ 4,264	4,264	4,264	€ 4,264	€ 4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	4,264	€ 4,264	€ 4,264
Fair value hedges | Exchange rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 899	899	899	899	€ 899	€ 899	€ 899	€ 899	899	899	899	899	899	899	899	899	899	899	899	899	899	899	899	899	899	€ 1,634	1,634	1,634	€ 1,634	€ 1,634	1,634	1,634	1,634	1,634	1,634	1,634	€ 1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	1,634	€ 1,634	1,634	1,634	1,634	€ 4,149	4,149	4,149	€ 4,149	€ 4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	4,149	€ 4,149	€ 4,149
Average foreign exchange rate	0				0	7.252	1.587	21.529																		0.882			1.172	7.717							130.741													4.003				0.901			1.171	8.102																	3,603.595	4.514
Fair value hedges | Exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,448	2,448	2,448	2,448	€ 2,448	€ 2,448	€ 2,448	€ 2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	€ 11,013	11,013	11,013	€ 11,013	€ 11,013	11,013	11,013	11,013	11,013	11,013	11,013	€ 11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	11,013	€ 11,013	11,013	11,013	11,013	€ 3,257	3,257	3,257	€ 3,257	€ 3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	3,257	€ 3,257	€ 3,257
Fair value hedges | Exchange rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,064	2,064	2,064	2,064	€ 2,064	€ 2,064	€ 2,064	€ 2,064	2,064	2,064	2,064	2,064	2,064	2,064	2,064	2,064	2,064	2,064	2,064	2,064	2,064	2,064	2,064	2,064	2,064	€ 10,350	10,350	10,350	€ 10,350	€ 10,350	10,350	10,350	10,350	10,350	10,350	10,350	€ 10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	10,350	€ 10,350	10,350	10,350	10,350	€ 3,008	3,008	3,008	€ 3,008	€ 3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	3,008	€ 3,008	€ 3,008
Average foreign exchange rate	0.877				0.992	7.159	0	0																		0.865			1.180	7.412							0													0				0.916			1.178	7.997																	0	0
Fair value hedges | Exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	0	0	0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 5,550	5,550	5,550	€ 5,550	€ 5,550	5,550	5,550	5,550	5,550	5,550	5,550	€ 5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	5,550	€ 5,550	5,550	5,550	5,550	€ 0	0	0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0
Fair value hedges | Exchange rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	0	0	0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 586	586	586	€ 586	€ 586	586	586	586	586	586	586	€ 586	586	586	586	586	586	586	586	586	586	586	586	586	€ 586	586	586	586	€ 0	0	0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0
Average foreign exchange rate	0				0	0	0	0																		0.876			0	0							0													0				0			0	0																	0	0
Fair value hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 747	747	747	747	€ 747	€ 747	€ 747	€ 747	747	747	747	747	747	747	747	747	747	747	747	747	747	747	747	747	747	€ 2,365	2,365	2,365	€ 2,365	€ 2,365	2,365	2,365	2,365	2,365	2,365	2,365	€ 2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	2,365	€ 2,365	2,365	2,365	2,365	€ 0	0	0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0
Fair value hedges | Exchange rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	0	0	0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	€ 0	€ 0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	€ 0	0	0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0
Average foreign exchange rate	0				0	0	0	0																		0			0	0							0													0				0			0	0																	0	0
Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 19,412	19,412	19,412	19,412	€ 19,412	€ 19,412	€ 19,412	€ 19,412	19,412	19,412	19,412	19,412	19,412	19,412	19,412	19,412	19,412	19,412	19,412	19,412	19,412	19,412	19,412	19,412	19,412	€ 9,326	9,326	9,326	€ 9,326	€ 9,326	9,326	9,326	9,326	9,326	9,326	9,326	€ 9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	9,326	€ 9,326	9,326	9,326	9,326	€ 8,434	8,434	8,434	€ 8,434	€ 8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	8,434	€ 8,434	€ 8,434
Fair value hedges | Interest rate and foreign exchange risk | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	911	911	911	911	911	911	911	911	911	911	911	911	911	911	911	911	911	911	911	911	911	911	911	911	911	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	975	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183	1,183
Fair value hedges | Interest rate and foreign exchange risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	6,806	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	5,812	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804	4,804
Fair value hedges | Interest rate and foreign exchange risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	912	912	912	912	912	912	912	912	912	912	912	912	912	912	912	912	912	912	912	912	912	912	912	912	912	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	624	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average foreign exchange rate	0	0																								0																												0
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 912	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 116	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average foreign exchange rate							1.499		0	0	0	0	133.840	0	0	0	0	0	0												0	0	0	0	0	0	0	0	0	0	0	0	0								0	0	0						0	0	0	0	0	0	0	0	0	0	0	0					0
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | CZK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | RON/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | HKD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | JPY/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | NOK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | CHF/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | EUR/GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | NZD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | URD/MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | EUR/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | COP/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | EUR/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																						0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																						0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 238	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 77	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average foreign exchange rate	0	0																								0																												0
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 38	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 1,109	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282	€ 282
Average foreign exchange rate							0		0	1.162	0	0	0	0	4.746		0	0	0												0	0	0	1.176	0	0	0	0	0	0	0	0	0								0	0	0						0	0	0	1.113	0	0	0	0	0	0	0	0					0
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | CZK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | RON/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	4.52%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | HKD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | JPY/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | NOK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | CHF/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | EUR/GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%	5.17%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | NZD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | URD/MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | EUR/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | COP/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | EUR/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																						0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																						0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 1,193	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 199	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711	€ 1,711
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 74	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 127	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147	€ 147
Average foreign exchange rate	1.212	0																								1.205																												1.141
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.42%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 1,101	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 53	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818	€ 818
Average foreign exchange rate							0		25.407	0	0	0	0	0	0	1.092	0	0	0.051												0	14.696	0	0	0	0	0	0	0	0	0	0	0								0	0	0						0	0	0	0	0	0	113.370	0	0	0	0.001	0.050					3,437.2
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | CZK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | RON/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | HKD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | JPY/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | NOK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | CHF/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | EUR/GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | NZD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | URD/MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%	12.982%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	15.452%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | EUR/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | COP/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | EUR/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																						4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																						0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 15,356	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 5,898	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239	€ 4,239
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 821	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 683	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776	€ 776
Average foreign exchange rate	1.157	1.186																								1.159																												1.170
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%	4.63%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,767	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 3,255	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621	€ 2,621
Average foreign exchange rate							1.499		25.677	0	0.945	8.851	130.227	9.492	4.842	1.105	0.001	0	0												1.499	0	25.506	0	0.891	8.782	132.966	0	4.815	1.092	0.001	0	0.050								0	0	0						1.499	14.696	25.539	0	0.891	8.782	133.840	0	4.727	1.092	0	0					0
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | CZK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | RON/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | HKD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	258.00%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | JPY/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	1.442%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | NOK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	3.01%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | CHF/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | EUR/GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | NZD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | URD/MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	13.614%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.789%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | EUR/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%	3.45%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | COP/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | EUR/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																						0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																						0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 1,713	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,528	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202	€ 2,202
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 16	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 165	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260	€ 260
Average foreign exchange rate	1.100	0																								1.171																												1.167
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 988	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,279	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083	€ 1,083
Average foreign exchange rate							1.545		0	0	0	0	118.180	9.685	4.927	0	0	1.666	0												1.529	0	0	0	0	0	126.605	9.606	4.927	1.105	0	1.666	0								0	0	0						1.508	0	0	0	0	0	125.883	9.606	0	1.105	0	0					0
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	3.824%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.661%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | CZK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | RON/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | HKD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | JPY/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.144%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | NOK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.762%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | CHF/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | EUR/GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | NZD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | URD/MXN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.15%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.153%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | EUR/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | COP/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | EUR/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																						0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																						0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 173	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207	€ 207
Fair value hedges | Credit risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	55	55	55	55	55	55	55	55	55	55	55	55	55	55	55	55	55	55	55	55	55	55	55	55	55	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	173	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207	207
Fair value hedges | Credit risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8
Fair value hedges | Credit risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	19	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8
Fair value hedges | Credit risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8
Fair value hedges | Credit risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	34	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8
Fair value hedges | Credit risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191
Fair value hedges | Credit risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	120	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191	191
Fair value hedges | Credit risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount																										44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44
Fair value hedges | Inflation risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount																										0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount																										0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount																										0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount																										44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44	44
Fair value hedges | Inflation risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																										0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	149,756	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	160,397	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156	139,156
Cash flow hedges | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	10,182	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	17,674	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489	10,489
Cash flow hedges | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	15,202	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	3,208	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629	11,629
Cash flow hedges | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	41,514	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	20,459	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127	44,127
Cash flow hedges | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	75,653	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	102,833	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186	61,186
Cash flow hedges | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	7,205	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	16,223	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725	11,725
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	81,626	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	99,648	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731	74,731
Cash flow hedges | Interest rate risk | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	21,775	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	17,893	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863	13,863
Cash flow hedges | Interest rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	28,203	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	47,784	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443	35,443
Cash flow hedges | Interest rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	5,546	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	13,047	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019	6,019
Cash flow hedges | Interest rate risk | Up to one month | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,175	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 1,203	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Interest rate risk | Up to one month | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 2,250	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164	€ 3,164
Cash flow hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	(0.431%)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 7,424	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 1,061	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707	€ 6,707
Cash flow hedges | Interest rate risk | One to three months | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 2,471	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 572	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999	€ 999
Cash flow hedges | Interest rate risk | One to three months | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Cash flow hedges | Interest rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 4,500	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000	€ 5,000
Cash flow hedges | Interest rate risk | One to three months | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	(0.404%)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)
Cash flow hedges | Interest rate risk | One to three months | Banco Santander, S.A. | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | One to three months | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 30,568	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 9,875	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070	€ 33,070
Cash flow hedges | Interest rate risk | Three months to one year | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 2,188	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 1,036	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815	€ 2,815
Cash flow hedges | Interest rate risk | Three months to one year | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Cash flow hedges | Interest rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 11,453	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 5,191	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000	€ 23,000
Cash flow hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.348%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.465%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)
Cash flow hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%	1.765%
Cash flow hedges | Interest rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 36,501	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 68,867	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959	€ 26,959
Cash flow hedges | Interest rate risk | One year to five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 14,728	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,967	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869	€ 8,869
Cash flow hedges | Interest rate risk | One year to five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Cash flow hedges | Interest rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 10,000	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 38,314	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279	€ 4,279
Cash flow hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)	(0.236%)
Cash flow hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Cash flow hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 1,587	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 6,798	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976	€ 1,976
Cash flow hedges | Interest rate risk | More than five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 1,213	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 6,115	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180	€ 1,180
Cash flow hedges | Interest rate risk | More than five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Cash flow hedges | Interest rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Interest rate risk | More than five years | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | More than five years | Banco Santander, S.A. | AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | More than five years | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																										0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 34,973	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 27,343	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483	€ 23,483
Cash flow hedges | Exchange rate risk | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	26,303	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	21,261	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737	17,737
Cash flow hedges | Exchange rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	132	132	132	132	132	132	132	132	132	132	132	132	132	132	132	132	132	132	132	132	132	132	132	132	132
Cash flow hedges | Exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,777	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	3,438	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746	1,746
Cash flow hedges | Exchange rate risk | Up to one month | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,063	€ 3,063	€ 3,063	€ 3,063	3,063	3,063	3,063	3,063	3,063	3,063	3,063	3,063	3,063	3,063	3,063	3,063	3,063	3,063	3,063	3,063	3,063	3,063	3,063	3,063	3,063	€ 3,218	€ 3,218	€ 3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	3,218	€ 1,602	€ 1,602	€ 1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602	1,602
Average foreign exchange rate	0	1.224	0	0																						1.165	1.344	0																										0	1.293	0
Cash flow hedges | Exchange rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 11	€ 11	€ 11	€ 11	11	11	11	11	11	11	11	11	11	11	11	11	11	11	11	11	11	11	11	11	11
Average foreign exchange rate | £ / €	1.156
Cash flow hedges | Exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	4,295	€ 1,348	€ 1,348	€ 1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	1,348	€ 2,336	€ 2,336	€ 2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336	2,336
Cash flow hedges | Exchange rate risk | One to three months | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,536	€ 3,536	€ 3,536	€ 3,536	3,536	3,536	3,536	3,536	3,536	3,536	3,536	3,536	3,536	3,536	3,536	3,536	3,536	3,536	3,536	3,536	3,536	3,536	3,536	3,536	3,536	€ 1,114	€ 1,114	€ 1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	1,114	€ 2,244	€ 2,244	€ 2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244	2,244
Average foreign exchange rate	0	1.253	157.450	1.131																						0	1.342	142.905																										0	1.316	137.977
Cash flow hedges | Exchange rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 22	€ 22	€ 22	€ 22	22	22	22	22	22	22	22	22	22	22	22	22	22	22	22	22	22	22	22	22	22
Average foreign exchange rate | £ / €	1.153
Cash flow hedges | Exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	4,452	€ 3,195	€ 3,195	€ 3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	3,195	€ 4,616	€ 4,616	€ 4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616	4,616
Cash flow hedges | Exchange rate risk | Three months to one year | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,685	€ 2,685	€ 2,685	€ 2,685	2,685	2,685	2,685	2,685	2,685	2,685	2,685	2,685	2,685	2,685	2,685	2,685	2,685	2,685	2,685	2,685	2,685	2,685	2,685	2,685	2,685	€ 2,448	€ 2,448	€ 2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	2,448	€ 4,317	€ 4,317	€ 4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317	4,317
Average foreign exchange rate	1.123	1.171	160.039	0																						1.185	1.332	148.856																										0	1.323	135.607
Cash flow hedges | Exchange rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 99	€ 99	€ 99	€ 99	99	99	99	99	99	99	99	99	99	99	99	99	99	99	99	99	99	99	99	99	99
Average foreign exchange rate | £ / €	1.142
Cash flow hedges | Exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	19,940	€ 15,506	€ 15,506	€ 15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	15,506	€ 13,071	€ 13,071	€ 13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071	13,071
Cash flow hedges | Exchange rate risk | One year to five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 14,583	€ 14,583	€ 14,583	€ 14,583	14,583	14,583	14,583	14,583	14,583	14,583	14,583	14,583	14,583	14,583	14,583	14,583	14,583	14,583	14,583	14,583	14,583	14,583	14,583	14,583	14,583	€ 10,897	€ 10,897	€ 10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	10,897	€ 8,328	€ 8,328	€ 8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328	8,328
Average foreign exchange rate	1.181	1.314	0	0																						1.159	1.339	0																										1.163	1.304	132.271
Cash flow hedges | Exchange rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Average foreign exchange rate | £ / €	0
Cash flow hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	2,509	€ 3,856	€ 3,856	€ 3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	3,856	€ 1,714	€ 1,714	€ 1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714	1,714
Cash flow hedges | Exchange rate risk | More than five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,436	€ 2,436	€ 2,436	€ 2,436	2,436	2,436	2,436	2,436	2,436	2,436	2,436	2,436	2,436	2,436	2,436	2,436	2,436	2,436	2,436	2,436	2,436	2,436	2,436	2,436	2,436	€ 3,584	€ 3,584	€ 3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	3,584	€ 1,246	€ 1,246	€ 1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246	1,246
Average foreign exchange rate	1.165	1.388	0	0																						1.174	1.388	0																										1.179	0	0
Cash flow hedges | Exchange rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Average foreign exchange rate | £ / €	0
Cash flow hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	16,175	€ 21,609	€ 21,609	€ 21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	21,609	€ 27,021	€ 27,021	€ 27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021	27,021
Cash flow hedges | Interest rate and foreign exchange risk | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	10,572	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	12,711	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096	20,096
Cash flow hedges | Interest rate and foreign exchange risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	2,235	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	3,434	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697	4,697
Cash flow hedges | Interest rate and foreign exchange risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	182	182	182	182	182	182	182	182	182	182	182	182	182	182	182	182	182	182	182	182	182	182	182	182	182	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	860	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691	1,691
Cash flow hedges | Interest rate and foreign exchange risk | Up to one month | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 739	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630	€ 1,630
Average foreign exchange rate	0	0																								1.277	0																											0	1.465
Cash flow hedges | Interest rate and foreign exchange risk | Up to one month | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%
Cash flow hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average foreign exchange rate							0		0	0			0	0	0	0				0	0										0		0	0	0		0	0	0	0				0	0														0			0	0		0		0	0
Cash flow hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | EUR/PEN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | EUR/AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and foreign exchange risk | Up to one month | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and foreign exchange risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 509	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	€ 336	972	972	972	972	972	€ 972	972	972	€ 972	€ 972	972	€ 972	972	€ 972	€ 972	972	972	972	972	972	972	972	972
Cash flow hedges | Interest rate and foreign exchange risk | One to three months | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average foreign exchange rate	0	0																								0	0																											0	0
Cash flow hedges | Interest rate and foreign exchange risk | One to three months | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 3	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 9	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average foreign exchange rate							0		0	0			0	0	0	0				0	0.654										0		0	0	0		0	0	0	0				0	0.624														0			0	0		0		0	0
Cash flow hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate
Cash flow hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | EUR/PEN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | EUR/AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	3.207%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%	1.632%
Cash flow hedges | Interest rate and foreign exchange risk | One to three months | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and foreign exchange risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 3,982	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	€ 5,924	5,634	5,634	5,634	5,634	5,634	€ 5,634	5,634	5,634	€ 5,634	€ 5,634	5,634	€ 5,634	5,634	€ 5,634	€ 5,634	5,634	5,634	5,634	5,634	5,634	5,634	5,634	5,634
Cash flow hedges | Interest rate and foreign exchange risk | Three months to one year | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,983	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 1,000	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858	€ 3,858
Average foreign exchange rate	1.185	1.604																								1.386	0																											1.354	0
Cash flow hedges | Interest rate and foreign exchange risk | Three months to one year | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	3.27%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%
Cash flow hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 597	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,169	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247	€ 1,247
Average foreign exchange rate							0		0	1.084			0	0	0	0				0.252	0										0		0	1.102	0		0	0	0	0				0.208	0														0			1.080	0		0		0	0
Cash flow hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%	15.398%
Cash flow hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | EUR/PEN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	6.496%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%
Cash flow hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | EUR/AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and foreign exchange risk | Three months to one year | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and foreign exchange risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 10,294	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	€ 11,165	15,687	15,687	15,687	15,687	15,687	€ 15,687	15,687	15,687	€ 15,687	€ 15,687	15,687	€ 15,687	15,687	€ 15,687	€ 15,687	15,687	15,687	15,687	15,687	15,687	15,687	15,687	15,687
Cash flow hedges | Interest rate and foreign exchange risk | One year to five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 7,621	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 8,112	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816	€ 11,816
Average foreign exchange rate	1.210	1.503																								1.202	1.609																											1.253	1.609
Cash flow hedges | Interest rate and foreign exchange risk | One year to five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.72%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%
Cash flow hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,451	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 1,848	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242	€ 3,242
Average foreign exchange rate							1.604		26.131	1.173			120.568	0	4.885	1.102				0	0										1.604		26.131	1.113	0.882		120.568	0	4.885	0				0	0														1.625			1.102	0.882		120.568		4.810	0
Cash flow hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | EUR/PEN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | EUR/AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and foreign exchange risk | One year to five years | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%	0.305%
Cash flow hedges | Interest rate and foreign exchange risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 1,208	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	€ 3,324	3,037	3,037	3,037	3,037	3,037	€ 3,037	3,037	3,037	€ 3,037	€ 3,037	3,037	€ 3,037	3,037	€ 3,037	€ 3,037	3,037	3,037	3,037	3,037	3,037	3,037	3,037	3,037
Cash flow hedges | Interest rate and foreign exchange risk | More than five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 968	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,860	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792	€ 2,792
Average foreign exchange rate	1.196	1.537																								1.200	1.381																											1.197	1.381
Cash flow hedges | Interest rate and foreign exchange risk | More than five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.41%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%
Cash flow hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 184	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 408	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208	€ 208
Average foreign exchange rate							1.562		0	0			0	10.242	0	0				0	0										1.562		0	0	0		0	10.242	0	1.102				0	0														0			0	0		0		0	1.102
Cash flow hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | EUR/PEN
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | EUR/AUD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and foreign exchange risk | More than five years | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 58	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	€ 56	14	14	14	14	14	€ 14	14	14	€ 14	€ 14	14	€ 14	14	€ 14	€ 14	14	14	14	14	14	14	14	14
Cash flow hedges | Equity risk | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57	57
Cash flow hedges | Equity risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | Up to one month | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | One to three months | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | Three months to one year | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7
Cash flow hedges | Equity risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	49	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13
Cash flow hedges | Equity risk | One year to five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48
Cash flow hedges | Equity risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1
Cash flow hedges | Equity risk | More than five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	16,924	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	11,741	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907	13,907
Cash flow hedges | Inflation risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	700	700	700	700	700	700	700	700	700	700	700	700	700	700	700	700	700	700	700	700	700	700	700	700	700
Cash flow hedges | Inflation risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	677	677	677	677	677	677	677	677	677	677	677	677	677	677	677	677	677	677	677	677	677	677	677	677	677	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033	1,033
Cash flow hedges | Inflation risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Inflation risk | Up to one month | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Inflation risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	€ 2,974	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	463	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614	1,614
Cash flow hedges | Inflation risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Inflation risk | One to three months | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Inflation risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	€ 2,505	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	1,463	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807	807
Cash flow hedges | Inflation risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700	€ 700
Cash flow hedges | Inflation risk | Three months to one year | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%	0.322%
Cash flow hedges | Inflation risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	€ 8,870	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	7,246	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456	5,456
Cash flow hedges | Inflation risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Inflation risk | One year to five years | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Inflation risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	€ 1,898	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	2,240	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997	4,997
Cash flow hedges | Inflation risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Inflation risk | More than five years | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Hedges of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	€ 22,614	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210
Hedges of net investments in foreign operations | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																																																						20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211	20,211
Hedges of net investments in foreign operations | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435
Hedges of net investments in foreign operations | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																																																						€ 2,229	2,229	2,229	2,229	2,229	2,229	€ 2,229	2,229	2,229	2,229	2,229	2,229	2,229	2,229	2,229	2,229	2,229	€ 2,229	€ 2,229	€ 2,229	€ 2,229	2,229	2,229
Average foreign exchange rate																																																						0.909						23.121											5.270	869.633	0	4.427
Hedges of net investments in foreign operations | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	€ 5,086	5,086	5,086	5,086	5,086	5,086	€ 5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	€ 5,086	€ 5,086	€ 5,086	€ 5,086	5,086	5,086
Hedges of net investments in foreign operations | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																																																						€ 4,554	4,554	4,554	4,554	4,554	4,554	€ 4,554	4,554	4,554	4,554	4,554	4,554	4,554	4,554	4,554	4,554	4,554	€ 4,554	€ 4,554	€ 4,554	€ 4,554	4,554	4,554
Average foreign exchange rate																																																						0.916						25.456											5.308	861.546	0	4.420
Hedges of net investments in foreign operations | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	€ 12,831	12,831	12,831	12,831	12,831	12,831	€ 12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	€ 12,831	€ 12,831	€ 12,831	€ 12,831	12,831	12,831
Hedges of net investments in foreign operations | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																																																						€ 11,570	11,570	11,570	11,570	11,570	11,570	€ 11,570	11,570	11,570	11,570	11,570	11,570	11,570	11,570	11,570	11,570	11,570	€ 11,570	€ 11,570	€ 11,570	€ 11,570	11,570	11,570
Average foreign exchange rate																																																						0.907						26.788											6.332	864.339	4.471	4.516
Hedges of net investments in foreign operations | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	€ 1,858	1,858	1,858	1,858	1,858	1,858	€ 1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	€ 1,858	€ 1,858	€ 1,858	€ 1,858	1,858	1,858
Hedges of net investments in foreign operations | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																																																						€ 1,858	1,858	1,858	1,858	1,858	1,858	€ 1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	€ 1,858	€ 1,858	€ 1,858	€ 1,858	1,858	1,858
Average foreign exchange rate																																																						0						0											0	932.215	0	0
Hedges of net investments in foreign operations | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	0	0
Hedges of net investments in foreign operations | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																																																						€ 0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	0	0
Average foreign exchange rate																																																						0						0											0	0	0	0
Hedges of net investments in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	22,614	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	25,594	€ 22,210	22,210	22,210	22,210	22,210	22,210	€ 22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	22,210	€ 22,210	€ 22,210	€ 22,210	€ 22,210	22,210	22,210
Hedges of net investments in foreign operations | Exchange rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	20,570	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357	23,357
Hedges of net investments in foreign operations | Exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	2,249	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	4,097	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435	2,435
Hedges of net investments in foreign operations | Exchange rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,020	2,020	2,020	2,020	€ 2,020	2,020	2,020	€ 2,020	2,020	2,020	2,020	2,020	2,020	2,020	2,020	2,020	2,020	2,020	2,020	2,020	2,020	€ 2,020	€ 2,020	€ 2,020	€ 2,020	€ 3,778	3,778	3,778	€ 3,778	3,778	3,778	€ 3,778	3,778	3,778	3,778	3,778	3,778	3,778	3,778	3,778	3,778	3,778	3,778	3,778	3,778	€ 3,778	€ 3,778	€ 3,778	€ 3,778	3,778	3,778	3,778	3,778
Average foreign exchange rate	0.869				0			25.130														6.554	953.549	0	4.832	0.854			0			25.541														6.663	943.354	0	4.592
Hedges of net investments in foreign operations | Exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,393	5,393	5,393	5,393	€ 5,393	5,393	5,393	€ 5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	5,393	€ 5,393	€ 5,393	€ 5,393	€ 5,393	€ 5,346	5,346	5,346	€ 5,346	5,346	5,346	€ 5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,346	€ 5,346	€ 5,346	€ 5,346	€ 5,346	5,346	5,346	5,346	5,346	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086	5,086
Hedges of net investments in foreign operations | Exchange rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 4,711	4,711	4,711	4,711	€ 4,711	4,711	4,711	€ 4,711	4,711	4,711	4,711	4,711	4,711	4,711	4,711	4,711	4,711	4,711	4,711	4,711	4,711	€ 4,711	€ 4,711	€ 4,711	€ 4,711	€ 4,848	4,848	4,848	€ 4,848	4,848	4,848	€ 4,848	4,848	4,848	4,848	4,848	4,848	4,848	4,848	4,848	4,848	4,848	4,848	4,848	4,848	€ 4,848	€ 4,848	€ 4,848	€ 4,848	4,848	4,848	4,848	4,848
Average foreign exchange rate	0.873				0			23.968														5.797	955.790	4,935.121	4.837	0.857			0			25.335														6.7576	929.690	0	4.582
Hedges of net investments in foreign operations | Exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 14,972	14,972	14,972	14,972	€ 14,972	14,972	14,972	€ 14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	14,972	€ 14,972	€ 14,972	€ 14,972	€ 14,972	€ 13,235	13,235	13,235	€ 13,235	13,235	13,235	€ 13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	13,235	€ 13,235	€ 13,235	€ 13,235	€ 13,235	13,235	13,235	13,235	13,235	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831	12,831
Hedges of net investments in foreign operations | Exchange rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 13,839	13,839	13,839	13,839	€ 13,839	13,839	13,839	€ 13,839	13,839	13,839	13,839	13,839	13,839	13,839	13,839	13,839	13,839	13,839	13,839	13,839	13,839	€ 13,839	€ 13,839	€ 13,839	€ 13,839	€ 11,815	11,815	11,815	€ 11,815	11,815	11,815	€ 11,815	11,815	11,815	11,815	11,815	11,815	11,815	11,815	11,815	11,815	11,815	11,815	11,815	11,815	€ 11,815	€ 11,815	€ 11,815	€ 11,815	11,815	11,815	11,815	11,815
Average foreign exchange rate	0.876				1.158			22.156														5.866	944.113	0	4.991	0.855			1.167			25.192														6.8411	949.615	4,538.997	4.634
Hedges of net investments in foreign operations | Exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	0	0	0	€ 0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	€ 2,916	2,916	2,916	€ 2,916	2,916	2,916	€ 2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	€ 2,916	€ 2,916	€ 2,916	€ 2,916	2,916	2,916	2,916	2,916	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858	1,858
Hedges of net investments in foreign operations | Exchange rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	0	0	0	€ 0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	€ 2,916	2,916	2,916	€ 2,916	2,916	2,916	€ 2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	2,916	€ 2,916	€ 2,916	€ 2,916	€ 2,916	2,916	2,916	2,916	2,916
Average foreign exchange rate	0				0			0														0	0	0	0	0.875			1.233			0														0	0	0	0
Hedges of net investments in foreign operations | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	0	0	0	€ 0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	€ 0	0	0	€ 0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Hedges of net investments in foreign operations | Exchange rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average foreign exchange rate	0				0			0														0	0	0	0	0			0			0														0	0	0	0